UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22777

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income 2028 Term Trust (ETX)

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report July 31, 2021

Eaton Vance

Municipal Income 2028 Term Trust

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception

Fund at NAV	03/28/2013	1.54%	5.28%	4.06%	6.16%
Fund at Market Price	—	3.45	12.02	6.29	6.96

Bloomberg 10 Year Municipal Bond Index	—	0.94%	2.81%	3.44%	3.76%

% Premium/Discount to NAV[3]

					6.45%

Distributions[4]

Total Distributions per share for the period					$0.425
Distribution Rate at NAV					3.89%
Taxable-Equivalent Distribution Rate at NAV					6.57
Distribution Rate at Market Price					3.65
Taxable-Equivalent Distribution Rate at Market Price					6.17

% Total Leverage[5]

Residual Interest Bond (RIB) Financing					34.19%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 141.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.7%

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,280	$1,681,639

		$1,681,639

Education — 1.3%

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$550	$602,184

Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	400	454,672

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	545,780

Florida Development Finance Corp., (River City Science Academy):

4.00%, 7/1/28	150	173,853

4.00%, 7/1/29	155	177,866

4.00%, 7/1/30	215	244,371

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	317,602

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	545	603,462

		$3,119,790

Electric Utilities — 4.4%

Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,395,500

		$10,395,500

Escrowed / Prerefunded — 35.9%

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	$2,500	$2,724,225

Fresno Unified School District, CA, (Election of 2010):

Prerefunded to 8/1/24, 0.00%, 8/1/30	800	603,176

Prerefunded to 8/1/24, 0.00%, 8/1/31	955	684,878

Hawaii:

Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	5,400	5,731,776

Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	196,366

Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,563,378

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	654,816

Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(2)	7,500	8,023,800

Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/23, 4.00%, 4/1/29(2)	10,000	10,652,300

Portland Community College District, OR, Prerefunded to 6/15/23, 3.25%, 6/15/32(2)	10,250	10,849,932

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Riverside County Community College District, CA, (Election of 2004):

Prerefunded to 2/1/25, 0.00%, 8/1/29	$1,500	$1,215,645

Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	962,763

Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	9,000,512

San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	10,787,300

Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	240	259,836

Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:

Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	2,000	2,292,560

Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	6,510,870

Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,430,114

Tempe Union High School District No. 213, AZ:

Prerefunded to 7/1/23, 4.00%, 7/1/29(2)	4,200	4,513,488

Prerefunded to 7/1/23, 4.00%, 7/1/30(2)	4,350	4,674,684

		$85,332,419

General Obligations — 23.6%

Chicago Board of Education, IL:

5.00%, 12/1/26	$3,000	$3,648,150

5.00%, 12/1/27	500	623,325

Clackamas Community College District, OR:

0.00%, 6/15/28	1,830	1,568,200

0.00%, 6/15/29	1,000	818,710

Clovis Unified School District, CA, (Election of 2012):

0.00%, 8/1/28	1,000	835,340

0.00%, 8/1/29	2,395	1,907,162

0.00%, 8/1/30	2,575	1,950,872

Detroit, MI, 5.00%, 4/1/27	1,700	2,040,153

Illinois:

5.00%, 11/1/29	1,500	1,844,940

5.00%, 5/1/33	3,200	3,558,496

5.00%, 5/1/39	1,165	1,290,820

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,596,400

Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,649,100

Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	10,942,700

Washington, 4.00%, 7/1/29(2)	10,000	10,713,200

		$55,987,568

Hospital — 12.7%

Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/29	$550	$689,535

California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	10,000	11,142,400

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	$2,635	$3,253,039

New York Dormitory Authority, (Orange Regional Medical Center):

5.00%, 12/1/29(1)	450	520,718

5.00%, 12/1/30(1)	1,000	1,156,320

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,092,375

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), Prerefunded to 5/15/23, 4.00%, 11/15/32(2)	10,000	10,689,100

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,618,410

		$30,161,897

Industrial Development Revenue — 8.1%

Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,503,158

Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):

Series 2008-1, 4.00%, 6/1/30	540	565,780

Series 2008-2, 4.00%, 6/1/30	3,000	3,143,220

National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,644,525

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,520,337

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	3,000	3,646,950

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	995	1,123,624

Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,363,630

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	516	565,675

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	126,109

		$19,203,008

Insured – Electric Utilities — 2.5%

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	$500	$539,120

(NPFG), 5.25%, 7/1/30	5,000	5,392,450

		$5,931,570

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 3.3%

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$320,675

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,189,760

Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,374,300

McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,340,085

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	516,855

		$7,741,675

Insured – Special Tax Revenue — 0.6%

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,510,533

		$1,510,533

Insured – Transportation — 4.5%

Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$961,926

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,499,808

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	8,227,701

		$10,689,435

Insured – Water and Sewer — 2.3%

Jefferson County, AL, Sewer Revenue:

(AGM), 0.00%, 10/1/27	$875	$709,721

(AGM), 0.00%, 10/1/29	1,225	868,929

(AGM), 0.00%, 10/1/30	1,045	690,672

(AGM), 0.00%, 10/1/33	5,870	3,169,037

		$5,438,359

Lease Revenue / Certificates of Participation — 2.6%

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,082,900

New Jersey Economic Development Authority, (School Facilities Construction):

5.00%, 6/15/28	3,000	3,796,680

5.00%, 6/15/30	1,000	1,268,740

		$6,148,320

Other Revenue — 0.3%

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$843,346

		$843,346

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 11.0%

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$253,226

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,580,674

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):

5.25%, 5/15/28	250	297,770

Prerefunded to 5/15/23, 5.00%, 5/15/30	410	444,014

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):

5.00%, 12/1/27	250	286,572

5.00%, 12/1/28	250	285,223

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	149,334

Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	2,750	3,219,947

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,198,727

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	346,509

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,489,612

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,640,925

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,260,485

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):

4.00%, 7/1/27	765	798,668

4.00%, 7/1/28	910	948,129

North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	654,802

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,287,948

Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,298,124

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,209,373

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	742,728

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	380	451,679

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,173,681

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	1,000,170

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	410,616

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Vermont Economic Development Authority, (Wake Robin Corp.):

5.00%, 5/1/27	$500	$583,660

5.00%, 5/1/28	750	882,187

Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,291,968

		$26,186,751

Special Tax Revenue — 11.5%

Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,335	$1,415,848

Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	750	834,548

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	963,664

New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,601,000

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,465,680

		$27,280,740

Student Loan — 2.1%

Massachusetts Educational Financing Authority:

(AMT), 4.125%, 1/1/29	$215	$219,033

(AMT), 5.00%, 1/1/27	3,000	3,430,740

New Jersey Higher Education Student Assistance Authority:

Series 2013-1A, (AMT), 4.00%, 12/1/28	510	526,606

Series 2015-1A, (AMT), 4.00%, 12/1/28	785	837,391

		$5,013,770

Transportation — 11.7%

Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$2,187,800

Grand Parkway Transportation Corp., TX:

4.95%, (0.00% until 10/1/23), 10/1/29	800	938,191

5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,754,790

5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,345,100

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,620,307

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	885,447

Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,962,890

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,514,000

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	$10,000	$10,502,700

		$27,711,225

Water and Sewer — 2.4%

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$5,667,850

		$5,667,850

Total Tax-Exempt Municipal Obligations — 141.5% (identified cost $306,323,987)		$336,045,395

Taxable Municipal Obligations — 4.7%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.9%

Atlantic City, NJ, 7.00%, 3/1/28	$2,675	$3,099,977

Chicago, IL:

7.375%, 1/1/33	1,000	1,347,710

7.781%, 1/1/35	1,675	2,407,277

		$6,854,964

Insured – Transportation — 1.8%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$4,433,104

		$4,433,104

Total Taxable Municipal Obligations — 4.7% (identified cost $8,316,969)		$11,288,068

Total Investments — 146.2% (identified cost $314,640,956)		$347,333,463

Other Assets, Less Liabilities — (46.2)%		$(109,789,213)

Net Assets — 100.0%		$237,544,250

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.1%

California	11.8%

Texas	11.2%

Others, representing less than 10% individually	62.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 4.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $12,528,696 or 5.3% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Investments, at value (identified cost, $314,640,956)	$347,333,463

Cash	9,538,273

Interest receivable	2,701,211

Receivable for investments sold	4,161,801

Receivable from the transfer agent	29,901

Total assets	$363,764,649

Liabilities

Payable for floating rate notes issued	$123,677,729

Due to broker for floating rate notes redeemed	2,075,000

Payable to affiliate:

Investment adviser and administration fee	186,384

Interest expense and fees payable	197,844

Accrued expenses	83,442

Total liabilities	$126,220,399

Net Assets	$237,544,250

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$108,624

Additional paid-in capital	207,382,525

Distributable earnings	30,053,101

Net Assets	$237,544,250

Common Shares Outstanding	10,862,437

Net Asset Value

Net assets ÷ common shares issued and outstanding	$21.87

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest	$6,539,627

Total investment income	$6,539,627

Expenses

Investment adviser and administration fee	$1,087,490

Trustees’ fees and expenses	8,821

Custodian fee	28,509

Transfer and dividend disbursing agent fees	9,109

Legal and accounting services	29,994

Printing and postage	39,314

Interest expense and fees	382,588

Miscellaneous	25,280

Total expenses	$1,611,105

Net investment income	$4,928,522

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$553,183

Net realized gain	$553,183

Change in unrealized appreciation (depreciation) —

Investments	$(1,901,371)

Net change in unrealized appreciation (depreciation)	$(1,901,371)

Net realized and unrealized loss	$(1,348,188)

Net increase in net assets from operations	$3,580,334

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$4,928,522	$9,498,997

Net realized gain	553,183	436,994

Net change in unrealized appreciation (depreciation)	(1,901,371)	136,638

Net increase in net assets from operations	$3,580,334	$10,072,629

Distributions to shareholders	$(4,618,504)	$(9,149,494)

Capital share transactions —

Reinvestment of distributions to shareholders	$218,837	$228,583

Net increase in net assets from capital share transactions	$218,837	$228,583

Net increase (decrease) in net assets	$(819,333)	$1,151,718

Net Assets

At beginning of period	$238,363,583	$237,211,865

At end of period	$237,544,250	$238,363,583

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended July 31, 2021

Net increase in net assets from operations	$3,580,334

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,252,866)

Investments sold	11,577,394

Net amortization/accretion of premium (discount)	(300,108)

Decrease in interest receivable	73,135

Decrease in receivable from the transfer agent	10,198

Increase in payable to affiliate for investment adviser and administration fee	521

Decrease in interest expense and fees payable	(19,362)

Decrease in accrued expenses	(49,173)

Net change in unrealized (appreciation) depreciation from investments	1,901,371

Net realized gain from investments	(553,183)

Net cash provided by operating activities	$14,968,261

Cash Flows From Financing Activities

Cash distributions paid	$(4,399,667)

Repayment of secured borrowings	(3,375,000)

Net cash used in financing activities	$(7,774,667)

Net increase in cash	$7,193,594

Cash at beginning of period	$2,344,679

Cash at end of period	$9,538,273

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:

Reinvestment of distributions	$218,837

Cash paid for interest and fees	$401,950

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Financial Highlights

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$21.960		$21.880	$20.440	$20.440	$19.980	$20.960

Income (Loss) From Operations

Net investment income(1)	$0.454		$0.876	$0.763	$0.775	$0.829	$0.870

Net realized and unrealized gain (loss)	(0.119)		0.048	1.528	0.076	0.482	(1.000)

Total income (loss) from operations	$0.335		$0.924	$2.291	$0.851	$1.311	$(0.130)

Less Distributions

From net investment income	$(0.425)		$(0.844)	$(0.851)	$(0.851)	$(0.851)	$(0.850)

Total distributions	$(0.425)		$(0.844)	$(0.851)	$(0.851)	$(0.851)	$(0.850)

Net asset value — End of period	$21.870		$21.960	$21.880	$20.440	$20.440	$19.980

Market value — End of period	$23.280		$22.950	$21.370	$19.590	$19.690	$19.580

Total Investment Return on Net Asset Value(2)	1.54	%(3)	4.45%	11.46%	4.46%	6.69%	(0.58)%

Total Investment Return on Market Value(2)	3.45	%(3)	11.74%	13.58%	3.93%	4.88%	7.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$237,544		$238,364	$237,212	$221,444	$221,476	$216,446

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.04	%(4)	1.04%	1.04%	1.08%	1.07%	1.06%

Interest and fee expense(5)	0.33	%(4)	0.63%	1.16%	1.22%	0.91%	0.67%

Total expenses	1.37	%(4)	1.67%	2.20%	2.30%	1.98%	1.73%

Net investment income	4.20	%(4)	4.10%	3.58%	3.84%	4.01%	4.10%

Portfolio Turnover	0	%(3)(6)	3%	1%	10%	8%	14%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

(6)	Amount is less than 0.5%.

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income 2028 Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income exempt from regular federal income tax. The Trust has a term of fifteen years and currently intends to cease its investment operations on or about June 30, 2028 and thereafter liquidate and distribute its net assets to holders of the Trust’s common shares.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

13

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at July 31, 2021. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2021, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $123,677,729 and $177,328,460, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2021 was 0.02% to 0.12%. For the six months ended July 31, 2021, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $128,217,348 and 0.60%, respectively.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of July 31, 2021.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Trust, for federal income tax purposes, had deferred capital losses of $4,594,879 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $4,594,879 are short-term.

14

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,581,243

Gross unrealized appreciation	$33,076,834

Gross unrealized depreciation	(2,343)

Net unrealized appreciation	$33,074,491

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Trust. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Trust entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Trust’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the investment adviser and administration fee is computed at an annual rate of 0.60% of the Trust’s average daily total managed assets and is payable monthly. For purposes of this calculation, total managed assets means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities or through the purchase of residual interest bonds), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means, all as determined in accordance with generally accepted accounting principles. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended July 31, 2021, the investment adviser and administration fee amounted to $1,087,490.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser and administration fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $659,830 and $15,739,195, respectively, for the six months ended July 31, 2021.

5  Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended July 31, 2021 and the year ended January 31, 2021 were 10,017 and 10,514, respectively.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended July 31, 2021 and the year ended January 31, 2021.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

15

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$336,045,395	$—	$336,045,395

Taxable Municipal Obligations	—	11,288,068	—	11,288,068

Total Investments	$—	$347,333,463	$—	$347,333,463

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

16

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Fund held a Joint Special Meeting of Shareholders (the “Special Meeting”) with certain other Eaton Vance closed-end funds on January 7, 2021. In order to solicit additional votes to achieve a required quorum, the Special Meeting was adjourned several times, with the vote being taken on February 12, 2021 for the following purpose: approval of a new investment advisory and administrative agreement with EVM (“Proposal 1”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	5,153,715	67,114	348,780	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on the Proposal. Broker non-votes were not expected with respect to the Proposal because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

17

Eaton Vance

Municipal Income 2028 Term Trust

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

18

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

19

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

20

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7013    7.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 22, 2021